DISCONTINUED OPERATIONS (Schedule of Loss Per Share From The Discontinued Operations) (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 29, 2017
Loss per share from the discontinued operations (Presented in CNY per share)
Basic			¥ (0.95)
Discontinued operation of Double Grow [Member]
Loss per share from the discontinued operations (Presented in CNY per share)
Basic				¥ (0.95)
Diluted				¥ (0.95)